[CHAPMAN AND CUTLER LETTERHEAD]

January 6, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	WEBs ETF Trust
(Registration Nos. 333-215607; 811-23227)

Ladies and Gentlemen:

On behalf of WEBs ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 78 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 84 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to WEBs Defined Volatility XLE ETF, WEBs Defined Volatility XLB ETF, WEBs Defined Volatility XLI ETF, WEBs Defined Volatility XLY ETF, WEBs Defined Volatility XLP ETF, WEBs Defined Volatility XLV ETF, WEBs Defined Volatility XLF ETF, WEBs Defined Volatility XLK ETF, WEBs Defined Volatility XLC ETF, WEBs Defined Volatility XLU ETF and WEBs Defined Volatility XLRE ETF (each, a “Fund” and together, the “Funds”), each, a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Funds hereby request selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the WEBs Defined Volatility QQQ ETF and WEBs Defined Volatility SPY ETF (File Nos. 333-215607; 811-23227, Post-Effective Amendments No. 76 and 77 under the 1933 Act and Amendments No. 82 and 83 under the 1940 Act) (the “Prior WEBs Funds”) as precedent in drafting the Amended Registration Statement. The Amended Registration Statement contains disclosure that the Registrant considers substantially identical to that in the Prior WEBs Funds.

The disclosure in the Amended Registration Statement with regard to the description of the Funds, the investment objectives, strategies and policies, the risks associated with investment in the Funds and the management of the Funds is substantially similar to the disclosures made in the registration statement relating to Prior WEBs Funds common shares. The disclosure in the Amended Registration Statement has been revised primarily only as necessary to set forth the applicable investment sector, index and underlying ETF for each Fund.

Should you have any questions or require further information with respect to this Amended Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Amended Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren